Property, equipment, intangible assets and leases - Summary of property and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 313,964	R$ 204,032	R$ 142,464
Additions	44,563	135,444	145,164
Write-offs	(1,179)	(2,300)	(51,497)
Transfers	(15,018)	5	(6,142)
Foreign Exchange	444	110
Depreciation in the year	(30,992)	(23,107)	(25,957)
Ending balance	310,894	313,964	204,032
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	375,803	245,121
Ending balance	403,386	375,803	245,121
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(61,839)	(41,089)
Ending balance	(92,492)	(61,839)	(41,089)
Data processing system
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	57,931	33,882	34,447
Additions	10,775	37,469	15,457
Write-offs	0	(298)	(2,432)
Transfers	101	5	(2,411)
Foreign Exchange	(21)	31
Depreciation in the year	(18,774)	(13,096)	(11,179)
Ending balance	50,054	57,931	33,882
Data processing system | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	89,376	53,871
Ending balance	101,101	89,376	53,871
Data processing system | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(31,445)	(19,989)
Ending balance	(51,047)	(31,445)	(19,989)
Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	18,221	22,616	27,756
Additions	152	93	5,539
Write-offs	0	(728)	(6,191)
Transfers	41	(15)	516
Foreign Exchange	58	(245)
Depreciation in the year	(3,649)	(3,990)	(5,004)
Ending balance	14,707	18,221	22,616
Furniture and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	31,813	32,592
Ending balance	31,291	31,813	32,592
Furniture and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(13,592)	(9,976)
Ending balance	(16,584)	(13,592)	(9,976)
Security systems
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	690	1,003	1,544
Additions	1,542	229	1,239
Write-offs	0	(170)	(535)
Transfers	0	15	(820)
Foreign Exchange	0	327
Depreciation in the year	(93)	(60)	(425)
Ending balance	2,139	690	1,003
Security systems | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,584	2,158
Ending balance	2,557	1,584	2,158
Security systems | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(894)	(1,155)
Ending balance	(418)	(894)	(1,155)
Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	39,200	44,921	78,717
Additions	245	4	2,650
Write-offs	0	(375)	(41,376)
Transfers	104	0	14,279
Foreign Exchange	407	(3)
Depreciation in the year	(5,019)	(5,353)	(9,349)
Ending balance	34,123	39,200	44,921
Facilities | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	54,535	54,890
Ending balance	54,553	54,535	54,890
Facilities | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(15,335)	(9,969)
Ending balance	(20,430)	(15,335)	(9,969)
Fixed assets in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	164,096	101,610	0
Additions	31,849	63,250	120,279
Write-offs	(1,179)	(729)	(963)
Transfers	(15,264)	0	(17,706)
Foreign Exchange	0	0
Depreciation in the year	(17)	(35)	0
Ending balance	179,485	164,096	101,610
Fixed assets in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	164,096	101,610
Ending balance	179,485	164,096	101,610
Fixed assets in progress | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Ending balance	0	0	0
Vehicle
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	33,826	0	0
Additions	0	34,399	0
Write-offs	0	0	0
Transfers	0	0	0
Foreign Exchange	0	0
Depreciation in the year	(3,440)	(573)	0
Ending balance	30,386	33,826	0
Vehicle | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	34,399	0
Ending balance	34,399	34,399	0
Vehicle | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(573)	0
Ending balance	R$ (4,013)	R$ (573)	R$ 0